Other disclosures - Remaining maturity periods (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and balances with the Central Bank	$ 72,815	$ 63,073
Financial assets at fair value through profit or loss	484,987	361,615
Financial assets at fair value through other comprehensive income	315,549	395,829
Financial assets at amortized cost	860,357	785,108
Fair value of hedging derivative assets	10,181	11,248
Total financial assets	1,743,889	1,616,873
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	434,112	351,417
Financial liabilities at amortized cost	1,165,889	1,118,145
Hedging derivatives	4,461	8,162
Total financial liabilities	1,604,462	1,477,724
Difference (assets less liabilities)	139,427	139,149
On demand
ASSETS
Cash and balances with the Central Bank	37,543	26,360
Fair value of hedging derivative assets	1,502	125
Total financial assets	43,410	58,573
LIABILITIES AND EQUITY
Hedging derivatives		1
Total financial liabilities	566,101	591,439
Difference (assets less liabilities)	(522,691)	(532,866)
1 month
ASSETS
Cash and balances with the Central Bank	11,294	12,735
Fair value of hedging derivative assets	47
Total financial assets	236,181	230,889
LIABILITIES AND EQUITY
Total financial liabilities	531,990	474,565
Difference (assets less liabilities)	(295,809)	(243,676)
3 months
ASSETS
Fair value of hedging derivative assets	164
Total financial assets	202,217	165,300
LIABILITIES AND EQUITY
Total financial liabilities	49,366	38,305
Difference (assets less liabilities)	152,851	126,995
3 to 12 months
ASSETS
Fair value of hedging derivative assets	171	4,753
Total financial assets	263,303	228,752
LIABILITIES AND EQUITY
Hedging derivatives	306	38
Total financial liabilities	139,141	102,679
Difference (assets less liabilities)	124,162	126,073
1 to 3 years
ASSETS
Fair value of hedging derivative assets	3,584	1,803
Total financial assets	427,600	367,807
LIABILITIES AND EQUITY
Hedging derivatives	2,143	1,096
Total financial liabilities	114,236	56,435
Difference (assets less liabilities)	313,364	311,372
3 to 5 years
ASSETS
Fair value of hedging derivative assets	3,638	4,553
Total financial assets	268,859	246,976
LIABILITIES AND EQUITY
Hedging derivatives	1,097	2,700
Total financial liabilities	78,799	90,936
Difference (assets less liabilities)	190,060	156,040
More than five years
ASSETS
Cash and balances with the Central Bank	23,978	23,978
Fair value of hedging derivative assets	1,075	14
Total financial assets	302,319	318,576
LIABILITIES AND EQUITY
Hedging derivatives	915	4,327
Total financial liabilities	124,829	123,365
Difference (assets less liabilities)	177,490	195,211
Loans and advances to customers
ASSETS
Financial assets at fair value through other comprehensive income		4,056
Loans and advances to customers | 1 month
ASSETS
Financial assets at fair value through other comprehensive income		450
Loans and advances to customers | 3 months
ASSETS
Financial assets at fair value through other comprehensive income		900
Loans and advances to customers | 3 to 12 months
ASSETS
Financial assets at fair value through other comprehensive income		2,706
Loans and advances - Credit institutions
ASSETS
Financial assets at fair value through profit or loss	102,652	58,486
Financial assets at amortized cost	40,400	36,492
Total financial assets	143,052	94,978
Loans and advances - Credit institutions | On demand
ASSETS
Financial assets at amortized cost		19,403
Loans and advances - Credit institutions | 1 month
ASSETS
Financial assets at fair value through profit or loss	93,267	58,486
Financial assets at amortized cost	40,400	17,089
Loans and advances - Credit institutions | 3 to 12 months
ASSETS
Financial assets at fair value through profit or loss	9,385
Loans and advances - Customers
ASSETS
Financial assets at fair value through profit or loss	19,207	10,000
Financial assets at fair value through other comprehensive income	946	4,056
Financial assets at amortized cost	797,716	736,997
Total financial assets	817,869	751,053
Loans and advances - Customers | On demand
ASSETS
Financial assets at amortized cost	4,034	12,538
Loans and advances - Customers | 1 month
ASSETS
Financial assets at fair value through profit or loss	19,207	10,000
Financial assets at fair value through other comprehensive income	95
Financial assets at amortized cost	52,944	50,092
Loans and advances - Customers | 3 months
ASSETS
Financial assets at fair value through other comprehensive income	188
Financial assets at amortized cost	108,526	85,708
Loans and advances - Customers | 3 to 12 months
ASSETS
Financial assets at fair value through other comprehensive income	594
Financial assets at amortized cost	186,273	176,794
Loans and advances - Customers | 1 to 3 years
ASSETS
Financial assets at fair value through other comprehensive income	38
Financial assets at amortized cost	205,255	173,148
Loans and advances - Customers | 3 to 5 years
ASSETS
Financial assets at fair value through other comprehensive income	31
Financial assets at amortized cost	83,851	78,773
Loans and advances - Customers | More than five years
ASSETS
Financial assets at amortized cost	156,833	159,944
Debt instruments
ASSETS
Financial assets at fair value through profit or loss	130,249	110,975
Financial assets at fair value through other comprehensive income	313,906	390,974
Financial assets at amortized cost	22,241	11,619
Total financial assets	466,396	513,568
Debt instruments | 1 month
ASSETS
Financial assets at fair value through profit or loss	7,009	4,197
Financial assets at fair value through other comprehensive income	9,443	74,851
Debt instruments | 3 months
ASSETS
Financial assets at fair value through profit or loss	20,031	31,192
Financial assets at fair value through other comprehensive income	65,891	40,537
Debt instruments | 3 to 12 months
ASSETS
Financial assets at fair value through profit or loss	34,030	25,550
Financial assets at fair value through other comprehensive income	5,391	2,757
Financial assets at amortized cost		1,774
Debt instruments | 1 to 3 years
ASSETS
Financial assets at fair value through profit or loss	51,027	34,552
Financial assets at fair value through other comprehensive income	83,423	110,173
Financial assets at amortized cost	16,537
Debt instruments | 3 to 5 years
ASSETS
Financial assets at fair value through profit or loss	8,255	8,355
Financial assets at fair value through other comprehensive income	117,274	110,586
Financial assets at amortized cost	4,038	7,788
Debt instruments | More than five years
ASSETS
Financial assets at fair value through profit or loss	9,897	7,129
Financial assets at fair value through other comprehensive income	32,484	52,070
Financial assets at amortized cost	1,666	2,057
Equity investments
ASSETS
Financial assets at fair value through profit or loss	4,063	2,764
Financial assets at fair value through other comprehensive income	697	799	$ 768	$ 642
Total financial assets	4,760	3,563
Equity investments | 3 to 5 years
ASSETS
Financial assets at fair value through other comprehensive income	110	192
Equity investments | More than five years
ASSETS
Financial assets at fair value through profit or loss	4,063	2,764
Financial assets at fair value through other comprehensive income	587	607
Trading derivative assets
ASSETS
Financial assets at fair value through profit or loss	228,816	179,390
Trading derivative assets | On demand
ASSETS
Financial assets at fair value through profit or loss	331	147
Trading derivative assets | 1 month
ASSETS
Financial assets at fair value through profit or loss	2,475	2,989
Trading derivative assets | 3 months
ASSETS
Financial assets at fair value through profit or loss	7,417	6,963
Trading derivative assets | 3 to 12 months
ASSETS
Financial assets at fair value through profit or loss	27,459	14,418
Trading derivative assets | 1 to 3 years
ASSETS
Financial assets at fair value through profit or loss	67,736	48,131
Trading derivative assets | 3 to 5 years
ASSETS
Financial assets at fair value through profit or loss	51,662	36,729
Trading derivative assets | More than five years
ASSETS
Financial assets at fair value through profit or loss	71,736	70,013
Trading derivative liabilities
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	231,188	176,678
Trading derivative liabilities | On demand
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	623	69
Trading derivative liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	3,488	1,228
Trading derivative liabilities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	7,182	5,944
Trading derivative liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	28,935	15,189
Trading derivative liabilities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	65,112	51,478
Trading derivative liabilities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	51,958	34,068
Trading derivative liabilities | More than five years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	73,890	68,702
Short positions
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	28,762	19,554
Short positions | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	28,762	19,554
Deposits - The Central banks
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	31,055	23,002
Financial liabilities at amortized cost	89,753	86,616
Deposits - The Central banks | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	31,055	23,002
Financial liabilities at amortized cost	89,753	78,312
Deposits - The Central banks | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		8,203
Deposits - The Central banks | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		101
Deposits - Credit institutions
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss		17,846
Financial liabilities at amortized cost		83,339
Deposits - Credit institutions | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		39,213
Deposits - Credit institutions | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss		17,846
Financial liabilities at amortized cost		38,874
Deposits - Credit institutions | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		1,523
Deposits - Credit institutions | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		2,406
Deposits - Credit institutions | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		15
Deposits - Credit institutions | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		22
Deposits - Credit institutions | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		1,286
Deposits - Credit institutions, Excludes repurchase agreements
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	65,354	78,182
Deposits - Credit institutions, Excludes repurchase agreements | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	26,523
Deposits - Credit institutions, Excludes repurchase agreements | 1 month
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	29,036
Deposits - Credit institutions, Excludes repurchase agreements | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	1,455
Deposits - Credit institutions, Excludes repurchase agreements | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	2,159
Deposits - Credit institutions, Excludes repurchase agreements | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	5,009
Deposits - Credit institutions, Excludes repurchase agreements | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	123
Deposits - Credit institutions, Excludes repurchase agreements | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	1,049
Deposits - Credit institutions Repurchase Agreements
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	22,818	17,846
Financial liabilities at amortized cost	9,003	5,157
Deposits - Credit institutions Repurchase Agreements | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	22,818
Financial liabilities at amortized cost	9,003
Deposits - Customers
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	119,769	114,078
Financial liabilities at fair value through profit or loss	119,769	114,078
Financial liabilities at amortized cost	808,529	777,886
Total financial liabilities	928,298	891,964
Deposits - Customers | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		541,585
Deposits - Customers | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	114,308	114,078
Financial liabilities at amortized cost		153,372
Deposits - Customers | 3 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	5,461
Financial liabilities at amortized cost		20,416
Deposits - Customers | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		52,728
Deposits - Customers | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		3,669
Deposits - Customers | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		4,558
Deposits - Customers | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		1,558
Customer deposits, Excludes repurchase agreements
ASSETS
Financial assets at amortized cost	781,607
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	781,607	760,325
Customer deposits, Excludes repurchase agreements | On demand
ASSETS
Financial assets at amortized cost	538,955
Customer deposits, Excludes repurchase agreements | 1 month
ASSETS
Financial assets at amortized cost	138,171
Customer deposits, Excludes repurchase agreements | 3 months
ASSETS
Financial assets at amortized cost	21,437
Customer deposits, Excludes repurchase agreements | 3 to 12 months
ASSETS
Financial assets at amortized cost	74,859
Customer deposits, Excludes repurchase agreements | 1 to 3 years
ASSETS
Financial assets at amortized cost	4,038
Customer deposits, Excludes repurchase agreements | 3 to 5 years
ASSETS
Financial assets at amortized cost	3,271
Customer deposits, Excludes repurchase agreements | More than five years
ASSETS
Financial assets at amortized cost	876
Customer deposits - Repurchase agreements
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	119,769	114,078
Financial liabilities at amortized cost	26,922	17,561
Customer deposits - Repurchase agreements | 1 month
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	26,912
Customer deposits - Repurchase agreements | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	10
Marketable debt securities
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	520	259
Financial liabilities at fair value through profit or loss	520	259
Financial liabilities at amortized cost	134,393	101,423
Total financial liabilities	134,913	101,682
Marketable debt securities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	10
Financial liabilities at amortized cost	23,933	14,355
Marketable debt securities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	112	66
Financial liabilities at amortized cost	11,202	2,049
Marketable debt securities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	249	119
Financial liabilities at amortized cost	30,217	29,009
Marketable debt securities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	77
Financial liabilities at amortized cost	37,682
Marketable debt securities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	72	74
Financial liabilities at amortized cost	22,278	49,510
Marketable debt securities | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	9,081	6,500
Subordinated liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	39,384	51,643
Subordinated liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		10,254
Subordinated liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	366	397
Subordinated liabilities | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	39,018	40,992
Other financial liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	19,473	17,238
Other financial liabilities | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		10,571
Other financial liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	14,741	3,690
Other financial liabilities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	2,507	104
Other financial liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	2,050	2,692
Other financial liabilities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	$ 175	177
Other financial liabilities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		$ 4